OPERATING LEASE - Summary Of Components Of Lease Expenses (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
OPERATING LEASE
Operating lease expenses	¥ 76,627	¥ 49,357	¥ 118,027	¥ 83,318
Expenses for short-term leases within 12 months	922	1,104	1,408	1,776
Total lease expenses	¥ 77,549	¥ 50,461	¥ 119,435	¥ 85,094